Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member] Adjusted [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Adjusted [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at September 30, 2021 (in shares) at Sep. 30, 2020		120,653
Balance at September 30, 2021 at Sep. 30, 2020		$ 121		$ 42,055,825	$ (43,556,437)	$ (1,500,491)
Net loss		$ 0		0	(6,240,482)	(6,240,482)
Stock-based compensation expense				496,066	0	496,066
Issuance of common stock and warrants, net of financing costs (in shares)		26,953
Issuance of common stock and warrants, net of financing costs		$ 27		6,219,206	0	6,219,233
Vesting of restricted stock (in shares)		344
Vesting of restricted stock		$ 0		0		0
Balance at September 30, 2022 (in shares) at Sep. 30, 2021		147,950
Balance at September 30, 2022 at Sep. 30, 2021		$ 148		48,771,097	(49,796,919)	(1,025,674)
Net loss		0		0	(3,387,295)	(3,387,295)
Stock-based compensation expense		$ 0		397,470	0	397,470
Vesting of restricted stock (in shares)		172
Vesting of restricted stock		$ 0		0	0	0
Balance at September 30, 2022 (in shares) at Jun. 30, 2022		148,122
Balance at September 30, 2022 at Jun. 30, 2022		$ 148		49,168,567	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2021		147,950
Balance at September 30, 2021 at Sep. 30, 2021		$ 148		48,771,097	(49,796,919)	(1,025,674)
Net loss		$ 0		0	(5,275,854)	(5,275,854)
Stock-based compensation expense				499,584	0	499,584
Issuance of common stock and warrants, net of financing costs (in shares)		7,979
Issuance of common stock and warrants, net of financing costs		$ 8		1,609,133	0	1,609,141
Vesting of restricted stock (in shares)		250
Vesting of restricted stock		$ 0		0	0	0
Balance at September 30, 2022 (in shares) at Sep. 30, 2022	156,592	156,179
Balance at September 30, 2022 at Sep. 30, 2022	$ 156	$ 156	$ 50,879,814	50,879,814	(55,072,773)	(4,192,803)
Balance at September 30, 2021 (in shares) at Mar. 31, 2022		148,075
Balance at September 30, 2021 at Mar. 31, 2022		$ 148		49,077,812	(52,137,384)	(3,059,424)
Net loss					(1,046,830)	(1,046,830)
Stock-based compensation expense				90,755		90,755
Vesting of restricted stock (in shares)		47
Vesting of restricted stock		$ 0		0	0	0
Balance at September 30, 2022 (in shares) at Jun. 30, 2022		148,122
Balance at September 30, 2022 at Jun. 30, 2022		$ 148		49,168,567	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2022	156,592	156,179
Balance at September 30, 2021 at Sep. 30, 2022	$ 156	$ 156	$ 50,879,814	50,879,814	(55,072,773)	(4,192,803)
Net loss		0		0	(4,525,640)	(4,525,640)
Stock-based compensation expense		$ 0		213,809	0	213,809
Issuance of common stock and warrants, net of financing costs (in shares)		2,526
Issuance of common stock and warrants, net of financing costs		$ 3		440,325	0	$ 440,328
Exchange of warrants into common stock (in shares)		1,508				0
Exchange of warrants into common stock		$ 1		49,277		$ 49,278
Vesting of restricted stock (in shares)		31
Vesting of restricted stock		$ 0		0	0	0
Balance at September 30, 2022 (in shares) at Jun. 30, 2023		160,657
Balance at September 30, 2022 at Jun. 30, 2023		$ 161		51,583,224	(59,598,413)	(8,015,028)
Balance at September 30, 2021 at Dec. 31, 2022						(4,192,803)
Net loss						(4,525,640)
Balance at September 30, 2022 (in shares) at Jun. 30, 2023		160,657
Balance at September 30, 2022 at Jun. 30, 2023		$ 161		51,583,224	(59,598,413)	(8,015,028)
Balance at September 30, 2021 (in shares) at Mar. 31, 2023		159,331
Balance at September 30, 2021 at Mar. 31, 2023		$ 159		51,389,059	(57,775,306)	(6,386,088)
Net loss					(1,823,107)	(1,823,107)
Stock-based compensation expense				41,259	0	41,259
Issuance of common stock and warrants, net of financing costs (in shares)		1,326
Issuance of common stock and warrants, net of financing costs		$ 2		152,906	0	152,908
Exchange of warrants into common stock (in shares)		0
Exchange of warrants into common stock		$ 0		0	0	0
Balance at September 30, 2022 (in shares) at Jun. 30, 2023		160,657
Balance at September 30, 2022 at Jun. 30, 2023		$ 161		$ 51,583,224	$ (59,598,413)	$ (8,015,028)